NOTE 6 RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
NOTE 6 RELATED PARTY TRANSACTIONS

For the first nine months of 2011, the Company rented office space from the President at $5,000 per month. The expense for the year ended December 31, 2012 was $0 and the expense for the year ended December 31, 2011 was $45,000. This is included in the net income (loss) from discontinued operations.

On September 30, 2011 the Company sold its wholly owned subsidiary Phoenix Ortho, LLC to a related party of the President (see Note 4).